Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2012
Restricted Cash
Schedule of restricted cash

	As of June 30, 2012	As of December 31, 2011
Retention account	$2,820	$2,909
Restricted deposits	$430	$—
Total	$3,250	$2,909